Finance income and finance expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income and costs
Debt securities - at amortised cost	$ 982
Debt securities - at FVOCI	34
Loans receivable	993	$ 335
Total interest income arising from financial assets	2,009	335	$ 1,639		$ 7
Equity securities at FVTPL	469
Mandatorily measured at FVTPL - held for trading	564
Net foreign exchange gain					1,991
Finance income other	1,033
Interest expense	(22)	(77)	(116)	$ (91)	(45)
Bank charges	(171)	(322)	$ (585)	$ (320)	$ (175)
Unwinding of discount on the put option liability	(204)	(101)
Net foreign exchange loss	(1,595)	(779)
Finance expenses other	(1,992)	(1,279)
Net finance income/(expense)	$ 1,050	$ (944)